SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pretax loss	$ 5,779,841	$ 4,865,376
Federal tax rate	21.00%	21.00%
Income tax computed at the federal income tax rate	$ 1,213,767	$ 1,021,729
Non-deductible expenses	(1,506)	(12,999)
Share-based compensation	(19,359)	(138,270)
Differences in corporate income tax rates	52,813	58,764
Remeasurement of deferred taxes for foreign currency effects	(365,167)
Changes in valuation allowance	(880,548)	(929,224)
Income tax expenses